WRL LETTERHEAD



                                                     December 30, 1997



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Western Reserve Life Assurance Co. of Ohio
                  WRL Series Life Account
                  WRL Financial Freedom Builder
                  File No. 333-23359

Dear Commissioners:

         On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Life Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form S-6 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on December 22, 1997 via EDGAR.

                                                     Sincerely,


                                                      /s/ Priscilla I. Hechler
                                                     Priscilla I. Hechler
                                                     Assistant Vice President
                                                     and Assistant Secretary

cc:      Thomas E. Pierpan, Esq.
         Stephen E. Roth, Esq.
         Mary Jane Wilson-Bilik, Esq.